Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key		dei_EntityCentralIndexKey	0000034273
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
VIRTUS GROWTH & INCOME FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	VIRTUS GROWTH & INCOME FUND
Supplement [Text Block]		vet_SupplementTextBlock

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015

Important Notice to Investors

Virtus Growth & Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(b)	1.42%	2.17%	1.17%
Less: Expense Reimbursement(c)	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.25%	2.00%	1.00%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.25% for Class A Shares, 2.00% for Class C Shares and 1.00% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$966	$1,275	$2,151
Class C	Sold	$303	$646	$1,133	$2,476
	Held	$203	$646	$1,133	$2,476
Class I	Sold or Held	$102	$337	$610	$1,389

All Funds

The section “More Information About Fund Expenses” on page 47 of the statutory prospectus is hereby revised by replacing the first table and the paragraph that precedes the table and the first paragraph that follows that table with the following:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) through July 31, 2017 of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Contrarian Value Fund(1)	1.48%	N/A	2.23%	1.23%	1.10%
Virtus Growth & Income Fund	1.25%	N/A	2.00%	1.00%	N/A
Virtus Mid-Cap Core Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Mid-Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	N/A
Virtus Quality Large-Cap Value Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Quality Small-Cap Fund(1)	1.42%	N/A	2.17%	1.17%	N/A
Virtus Small-Cap Sustainable Growth Fund	1.50%	N/A	2.25%	1.25%	N/A
Virtus Strategic Growth Fund(1)	1.47%	2.22%	2.22%	1.22%	N/A
(1)	Fund expenses currently below the capped level.

Following the contractual period, VIA may discontinue these arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Investors should retain this supplement with the Prospectuses for future reference.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example [Heading]		rr_ExpenseExampleHeading	Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
VIRTUS GROWTH & INCOME FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PDIAX
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.42%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.25%
1 Year		rr_ExpenseExampleYear01	$ 695
3 Years		rr_ExpenseExampleYear03	966
5 Years		rr_ExpenseExampleYear05	1,275
10 Years		rr_ExpenseExampleYear10	2,151
1 Year		rr_ExpenseExampleNoRedemptionYear01	695
3 Years		rr_ExpenseExampleNoRedemptionYear03	966
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,275
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,151
VIRTUS GROWTH & INCOME FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PGICX
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.17%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	2.00%
1 Year		rr_ExpenseExampleYear01	$ 303
3 Years		rr_ExpenseExampleYear03	646
5 Years		rr_ExpenseExampleYear05	1,133
10 Years		rr_ExpenseExampleYear10	2,476
1 Year		rr_ExpenseExampleNoRedemptionYear01	203
3 Years		rr_ExpenseExampleNoRedemptionYear03	646
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,133
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,476
VIRTUS GROWTH & INCOME FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PXIIX
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.17%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.00%
1 Year		rr_ExpenseExampleYear01	$ 102
3 Years		rr_ExpenseExampleYear03	337
5 Years		rr_ExpenseExampleYear05	610
10 Years		rr_ExpenseExampleYear10	1,389
1 Year		rr_ExpenseExampleNoRedemptionYear01	102
3 Years		rr_ExpenseExampleNoRedemptionYear03	337
5 Years		rr_ExpenseExampleNoRedemptionYear05	610
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,389

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.25% for Class A Shares, 2.00% for Class C Shares and 1.00% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.